Financial instruments - Financial Obligations (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Other Commitments [Line Items]
Carrying amount	$ 207,104
Contractual cash flows	220,991
Contractual obligation, due less than 1 year	135,059
Contractual obligation, due 1-3 years	39,763
Contractual obligation, due 4-5 years	28,047
Contractual obligation, due after 5 years	18,122
Secured Debt
Other Commitments [Line Items]
Carrying amount	53,516
Contractual cash flows	59,514
Contractual obligation, due less than 1 year	12,189
Contractual obligation, due 1-3 years	26,713
Contractual obligation, due 4-5 years	20,075
Contractual obligation, due after 5 years	537
Other bank financing
Other Commitments [Line Items]
Carrying amount	1,231
Contractual cash flows	1,236
Contractual obligation, due less than 1 year	690
Contractual obligation, due 1-3 years	137
Contractual obligation, due 4-5 years	273
Contractual obligation, due after 5 years	136
Capital lease obligations
Other Commitments [Line Items]
Carrying amount	1,655
Contractual cash flows	1,726
Contractual obligation, due less than 1 year	587
Contractual obligation, due 1-3 years	888
Contractual obligation, due 4-5 years	251
Contractual obligation, due after 5 years	0
Long-term royalty payable
Other Commitments [Line Items]
Carrying amount	9,947
Contractual cash flows	13,489
Contractual obligation, due less than 1 year	5,200
Contractual obligation, due 1-3 years	5,438
Contractual obligation, due 4-5 years	2,851
Contractual obligation, due after 5 years
Operating lease commitments
Other Commitments [Line Items]
Carrying amount	28,552
Contractual cash flows	32,823
Contractual obligation, due less than 1 year	4,190
Contractual obligation, due 1-3 years	6,587
Contractual obligation, due 4-5 years	4,597
Contractual obligation, due after 5 years	17,449
Accounts payable and accrued liabilities
Other Commitments [Line Items]
Carrying amount	99,238
Contractual cash flows	99,238
Contractual obligation, due less than 1 year	99,238
Contractual obligation, due 1-3 years	0
Contractual obligation, due 4-5 years	0
Contractual obligation, due after 5 years	0
Short-term debt (note 14)
Other Commitments [Line Items]
Carrying amount	12,965
Contractual cash flows	12,965
Contractual obligation, due less than 1 year	12,965
Contractual obligation, due 1-3 years	0
Contractual obligation, due 4-5 years	0
Contractual obligation, due after 5 years	$ 0